SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION ADJUSTMENTS
	June 30,	June 30,
	2022	2021
Official exchange rate of NIS 1 to US dollar	0.286	0.307
Exchange rate change in the period	(11.1)%	(1.4)%

	December 31,	December 31,
	2021	2020
Official exchange rate of NIS 1 to US dollar	0.322	0.311